Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone ETF Trust
Entity Central Index Key	0001919700
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000255873 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Equity ETF
Class Name	Touchstone International Equity ETF
Trading Symbol	TLCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Equity ETF (“Fund”) for the period March 3, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone International Equity ETF	$12[1]	0.37%
[1]	Based on operations for the period March 3, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.37%
Net Assets	$ 33,257,456
Holdings Count | Holding	32
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$33,257,456
Total number of portfolio holdings	32
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	21.6%
Consumer Staples	14.0%
Information Technology	13.2%
Financials	11.3%
Consumer Discretionary	9.9%
Communication Services	9.6%
Health Care	8.6%
Materials	8.4%
Short-Term Investment Fund	3.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United Kingdom	25.6%
United States	15.8%
Switzerland	10.8%
Germany	9.2%
Japan	8.7%
Netherlands	6.4%
France	6.4%
Canada	3.0%
Other Countries	10.7%
Short-Term Investment Fund	3.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

C000255875 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital US Select Growth ETF
Class Name	Touchstone Sands Capital US Select Growth ETF
Trading Symbol	TSEL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital US Select Growth ETF (“Fund”) for the period January 2, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital US Select Growth ETF	$35[1]	0.67%
[1]	Based on operations for the period January 2, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 35	[2]
Expense Ratio, Percent	0.67%
Net Assets	$ 69,029,402
Holdings Count | Holding	27
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$69,029,402
Total number of portfolio holdings	27
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	46.0%
Communication Services	15.4%
Financials	15.0%
Consumer Discretionary	13.7%
Health Care	4.5%
Industrials	1.7%
Energy	1.0%
Short-Term Investment Fund	3.8%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%

C000236661 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Income ETF
Class Name	Touchstone Ultra Short Income ETF
Trading Symbol	TUSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Ultra Short Income ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 172,197,406
Holdings Count | Holding	182
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$172,197,406
Total number of portfolio holdings	182
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	50.1%
Commercial Mortgage-Backed Securities	20.9%
Corporate Bonds	16.1%
Commercial Paper	11.5%
Non-Agency Collateralized Mortgage Obligations	4.5%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	(3.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	56.4%
AA/Aa	10.3%
A/A	15.2%
BBB/Baa	17.7%
Not Rated	0.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000255874 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Class Name	Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Trading Symbol	TEMX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets ex-China Growth ETF (“Fund”) for the period February 24, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	$29[1]	0.79%
[1]	Based on operations for the period February 24, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 29	[3]
Expense Ratio, Percent	0.79%
Net Assets	$ 8,413,052
Holdings Count | Holding	36
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$8,413,052
Total number of portfolio holdings	36
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.2%
Financials	25.0%
Consumer Discretionary	13.3%
Consumer Staples	11.8%
Industrials	5.7%
Communication Services	5.5%
Energy	3.9%
Health Care	2.7%
Real Estate	1.7%
Short-Term Investment Fund	4.2%
Other Assets/Liabilities (Net)	(1.0)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	28.3%
Taiwan	19.1%
Brazil	14.4%
South Korea	6.7%
Singapore	6.7%
Indonesia	4.4%
Poland	3.3%
Other Countries	13.9%
Short-Term Investment Fund	4.2%
Other Assets/Liabilities (Net)	(1.0)%
Total	100.0%

C000242914 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Securitized Income ETF
Class Name	Touchstone Securitized Income ETF
Trading Symbol	TSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Securitized Income ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 114,038,966
Holdings Count | Holding	114
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$114,038,966
Total number of portfolio holdings	114
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	48.1%
Non-Agency Collateralized Mortgage Obligations	21.7%
Commercial Mortgage-Backed Securities	21.6%
Agency Collateralized Mortgage Obligations	0.6%
Corporate Bonds	0.3%
Short-Term Investment Fund	7.9%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	27.2%
AA/Aa	19.1%
A/A	19.5%
BBB/Baa	31.4%
BB/Ba	1.9%
B/B	0.1%
CCC	0.3%
CC	0.3%
Not Rated	0.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000242915 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic International ETF
Class Name	Touchstone Dynamic International ETF
Trading Symbol	TDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dynamic International ETF	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 59,121,884
Holdings Count | Holding	119
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$59,121,884
Total number of portfolio holdings	119
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	28.8%
Industrials	20.2%
Information Technology	14.1%
Communication Services	11.9%
Materials	7.1%
Health Care	6.8%
Consumer Discretionary	4.8%
Consumer Staples	1.5%
Utilities	1.3%
Real Estate	0.9%
Energy	0.5%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	11.3%
Canada	10.3%
China	10.3%
Switzerland	6.8%
Italy	6.6%
Germany	6.3%
South Korea	5.0%
Taiwan	4.9%
India	4.6%
Norway	4.4%
United Kingdom	4.3%
Brazil	4.0%
Singapore	3.6%
Other Countries	15.5%
Short-Term Investment Fund	2.4%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000236660 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Large Cap Focused ETF
Class Name	Touchstone US Large Cap Focused ETF
Trading Symbol	LCF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone US Large Cap Focused ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 48,284,780
Holdings Count | Holding	47
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$48,284,780
Total number of portfolio holdings	47
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	30.7%
Communication Services	15.8%
Financials	14.6%
Health Care	10.3%
Consumer Discretionary	8.5%
Industrials	7.1%
Consumer Staples	4.0%
Energy	2.3%
Materials	1.7%
Real Estate	1.2%
Short-Term Investment Fund	3.9%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000241418 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Climate Transition ETF
Class Name	Touchstone Climate Transition ETF
Trading Symbol	HEAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Climate Transition ETF (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Climate Transition ETF	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 12,596,518
Holdings Count | Holding	55
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$12,596,518
Total number of portfolio holdings	55
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.4%
Information Technology	23.1%
Materials	16.2%
Consumer Discretionary	14.7%
Utilities	9.7%
Health Care	3.7%
Communication Services	2.0%
Real Estate	1.7%
Consumer Staples	1.7%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United States	52.1%
United Kingdom	8.5%
China	5.0%
Netherlands	4.2%
Switzerland	3.6%
Japan	3.6%
Taiwan	3.2%
Other Countries	18.0%
Short-Term Investment Fund	2.0%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%

C000236659 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income ETF
Class Name	Touchstone Strategic Income ETF
Trading Symbol	SIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income ETF (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Strategic Income ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 201,772,524
Holdings Count | Holding	201
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$201,772,524
Total number of portfolio holdings	201
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	47.8%
U.S. Treasury Obligations	26.7%
Asset-Backed Securities	11.0%
Commercial Mortgage-Backed Securities	6.2%
Non-Agency Collateralized Mortgage Obligations	4.4%
Common Stocks	1.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Fund	2.6%
Other Assets/Liabilities (Net)	(1.0)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	33.9%
AA/Aa	3.7%
A/A	11.3%
BBB/Baa	31.9%
BB/Ba	10.5%
B/B	7.2%
CCC	0.4%
C or Lower	0.3%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000236658 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Select ETF
Class Name	Touchstone Dividend Select ETF
Trading Symbol	DVND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dividend Select ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 36,474,900
Holdings Count | Holding	56
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$36,474,900
Total number of portfolio holdings	56
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.6%
Financials	16.1%
Health Care	10.2%
Industrials	9.5%
Consumer Discretionary	7.6%
Consumer Staples	7.5%
Communication Services	6.9%
Materials	3.6%
Energy	3.6%
Utilities	3.2%
Real Estate	2.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

[1]	Based on operations for the period March 3, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.
[2]	Based on operations for the period January 2, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.
[3]	Based on operations for the period February 24, 2025 (commencement of operations) to June 30, 2025. Expenses for a full reporting period would be higher.